UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 57.3%
	Diversified — 3.2%
19	Colonial Properties Trust	389
12	Vornado Realty Trust	1,007

		1,396

	Health Care — 9.0%
27	HCP, Inc.	1,215
19	Health Care REIT, Inc.	1,092
21	Healthcare Realty Trust, Inc.	489
18	Ventas, Inc.	1,146

		3,942

	Hotels — 3.3%
11	Hospitality Properties Trust	261
75	Host Hotels & Resorts, Inc.	1,203

		1,464

	Industrial — 3.5%
43	Prologis, Inc.	1,517

	Multifamily — 12.3%
41	Apartment Investment & Management Co., Class A	1,063
8	AvalonBay Communities, Inc.	1,031
34	Equity Residential	1,973
3	Essex Property Trust, Inc.	467
34	UDR, Inc.	854

		5,388

	Office — 8.1%
42	BioMed Realty Trust, Inc.	785
10	Boston Properties, Inc.	1,070
19	Brookfield Office Properties, Inc., (Canada)	311
29	Mack-Cali Realty Corp.	782
8	SL Green Realty Corp.	607

		3,555

	Regional Malls — 9.8%
15	General Growth Properties, Inc.	292
22	Macerich Co. (The)	1,234
18	Simon Property Group, Inc.	2,776

		4,302

	Shopping Centers — 3.3%
4	Federal Realty Investment Trust	400
32	Kimco Realty Corp.	641
9	Regency Centers Corp.	421

		1,462

	Storage — 4.8%
15	Public Storage	2,106

	Total Common Stocks
	(Cost $24,311)	25,132

PRINCIPAL AMOUNT($)
Convertible Bond — 6.2%
	Office — 6.2%
2,713	Corporate Office Properties LP, 4.250%, 04/15/30 (e) (Cost $2,653)	2,730

Corporate Bonds — 12.3%
	Diversified — 0.8%
321	Colonial Realty LP, 6.250%, 06/15/14	344

	Health Care — 1.2%
58	Health Care REIT, Inc., 6.200%, 06/01/16	65
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	399
80	Senior Housing Properties Trust, 4.300%, 01/15/16	83

		547

	Industrial — 0.4%
	Prologis LP,
78	4.500%, 08/15/17	84
60	6.625%, 05/15/18	72

		156

	Office — 5.2%
	CommonWealth REIT,
100	6.250%, 08/15/16	109
1,300	6.400%, 02/15/15	1,389
700	Reckson Operating Partnership LP, 6.000%, 03/31/16	763

		2,261

	Regional Malls — 4.0%
	Rouse Co. LLC (The),
179	5.375%, 11/26/13	182
1,000	6.750%, 11/09/15	1,055

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Regional Malls — Continued
500	Rouse Co. LLC/TRC Co-Issuer, Inc., 6.750%, 05/01/13 (e)	510

		1,747

	Shopping Centers — 0.7%
200	DDR Corp., 7.500%, 04/01/17	239
70	Equity One, Inc., 6.000%, 09/15/16	79

		318

	Total Corporate Bonds
	(Cost $5,242)	5,373

SHARES
Preferred Stocks ($25 par value) — 18.4%
	Hotels — 1.2%
12	Ashford Hospitality Trust, Inc., Series D, 8.450%, 10/31/12@	293
9	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16@	221

		514

	Industrial — 0.9%
9	STAG Industrial, Inc., Series A, 9.000%, 11/02/16@	246
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17@	180

		426

	Multifamily — 0.1%
3	Equity Lifestyle Properties, Inc., Series C, 6.750%, 09/17/17 (a) @	64

	Office — 10.8%
45	BioMed Realty Trust, Inc., Series A, 7.375%, 10/29/12@	1,138
13	CommonWealth REIT, Series E, 7.250%, 05/15/16@	344
18	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15@	489
64	Parkway Properties, Inc., Series D, 8.000%, 10/31/12@	1,601
46	SL Green Realty Corp., Series C, 7.625%, 10/31/12@	1,160

		4,732

	Regional Malls — 2.5%
8	CBL & Associates Properties, Inc., Series C, 7.750%, 10/31/12@	199
28	CBL & Associates Properties, Inc., Series D, 7.375%, 10/31/12@	709
7	Glimcher Realty Trust, Series G, 8.125%, 11/05/12@	176

		1,084

	Shopping Centers — 1.9%
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16@	453
14	Kite Realty Group Trust, Series A, 8.250%, 12/07/15@	363

		816

	Storage — 1.0%
16	CubeSmart, Series A, 7.750%, 11/02/16@	423

	Total Preferred Stocks
	(Cost $7,888)	8,059

Short-Term Investment — 6.0%
	Investment Company — 6.0%
2,636	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)
	(Cost $2,636)	2,636

	Total Investments — 100.2%
	(Cost $42,730)	43,930
	Liabilities in Excess of Other Assets — (0.2)%	(69)

	NET ASSETS — 100.0%	$43,861

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	— Real Estate Investment Trust.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	— The rate shown is the current yield as of September 30, 2012.
@

—     The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2012.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,395
Aggregate gross unrealized depreciation	(195)

Net unrealized appreciation/depreciation	$1,200

Federal income tax cost of investments	$42,730

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$25,132	$—	$—	$25,132
Convertible Bonds	—	2,730	—	2,730
Corporate Bonds	—	5,373	—	5,373
Preferred Stocks	7,715	344	—	8,059
Short-Term Investment
Investment Company	2,636	—	—	2,636

Total Investments in Securities	$35,483	$8,447	$—	$43,930

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer November 29, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer November 29, 2012